Condensed Consolidated Balance Sheets - USD ($)	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 655,172		$ 0
Prepaid expenses	16,936
Total current assets	672,108
Property and equipment, net	4,094		1,637
Deferred offering costs	2,775,767		171,450
Deferred investment costs	205,000
Deposits	3,368,586
Total Assets	7,025,555		173,087
Liabilities and Stockholders' Equity
Accrued legal costs	2,705,000		171,450
Accounts payable	203,692		1,919
Accounts payable, related party	47,475
Accrued expenses	25,651		3,198
Related party loan	4,864,316
Total current liabilities	7,846,134		176,567
Total Liabilities	7,846,134		176,567
Commitments
Stockholders' Equity:
Common stock	1		1
Subscription receivable			(5)
Additional paid-in capital	4		4
Accumulated Deficit	(820,584)		(3,480)
Total stockholders' equity	(820,579)		(3,480)
Total Liabilities and Stockholders' Equity	$ 7,025,555		$ 173,087
GOOD WORKS ACQUISITION CORP. [Member]
Assets
Cash		$ 127,722		$ 1,276,364
Prepaid expenses		247,593		297,371
Total current assets		375,315		1,573,735
Cash and securities held in Trust Account		170,032,591		170,027,342
Total Assets		170,407,906		171,601,077
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses		918,867		129,388
Total current liabilities		918,867		129,388
Warrant liability		199,402		123,070
Total Liabilities		1,118,269		252,458
Commitments
Common stock subject to possible redemption		170,000,000		166,348,609
Stockholders' Equity:
Preferred stock
Common stock		4,478		4,843
Additional paid-in capital		1,451,170		5,102,198
Accumulated Deficit		(2,166,011)		(107,031)
Total stockholders' equity		(710,363)		5,000,010
Total Liabilities and Stockholders' Equity		$ 170,407,906		$ 171,601,077